Investments (Details) - Schedule of Investments - USD ($)		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Short-term investments:
Convertible debt instrument	[1]	$ 685,307	$ 702,889
Total short-term investments		685,307	702,889
Long-term investments:
Investments accounted for using the equity method	[2]	8,703,744	2,101,519
Investments without readily determinable fair values	[3]	3,486,790
Total long-term investments		12,190,534	2,101,519	$ 132,621
Total investments		$ 12,875,841	$ 2,804,408

[1]	Convertible debt instrument was issued by a private company and is redeemable at the Company’s option. The convertible debt instrument is due June 12, 2024, has interest of 6% and is carried at FV. For the years ended September 30, 2021, 2022 and 2023, there was $43,493, $43,188 and $42,533 interest income recognized in earnings and no unrealized gain or loss from the changes in FVs recognized in accumulated other comprehensive loss.
[2]	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method.
[3]	In September 2022 and February 2023, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. and 10% equity interest of Changzhou Huiyu Yidian Venture Capital Co., Ltd. for $3,479,252 and $7,538, respectively. The Company has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.